Taxation - Schedule of Roll-Forward of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Roll-Forward of Unrecognized Tax Benefits [Abstract]
Balance at beginning of year			$ 1,990
Reversal based on tax positions related to prior years			(1,990)
Additions based on tax positions related to the current year
Foreign currency translation difference
Balance at end of year